Other Income (Tables)	12 Months Ended
Mar. 31, 2023
Other Income [Abstract]
Schedule of Other Income
Other income	For the year ended March 31, 2023	For the year ended March 31, 2022
Income from revenue entitlement rights *	-	14,392,091
Fair value gain on warrant liability	22,766	1,487,589
Miscellaneous Income	1,501	-
Sundry Balances written back	360,878	425,853
	385,145	16,305,533